Long-Term Debt - Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments under Finance Leases (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	$ 19.8	$ 10.5
Less amounts representing finance charges	0.3	0.1
Present value of minimum lease payments	19.5	10.4
Within one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	10.0	7.4
2018 to 2022 [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	$ 9.8	$ 3.1